Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.94463%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,059,812.11

Principal:
Principal Collections	$19,063,724.79
Prepayments in Full	$8,436,975.67
Liquidation Proceeds	$440,769.61
Recoveries	$86,195.00
Sub Total	$28,027,665.07
Collections	$30,087,477.18

Purchase Amounts:
Purchase Amounts Related to Principal	$116,102.90
Purchase Amounts Related to Interest	$684.85
Sub Total	$116,787.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,204,264.93

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,204,264.93
Servicing Fee	$701,849.33	$701,849.33	$0.00	$0.00	$29,502,415.60
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,502,415.60
Interest - Class A-2a Notes	$310,782.71	$310,782.71	$0.00	$0.00	$29,191,632.89
Interest - Class A-2b Notes	$71,559.54	$71,559.54	$0.00	$0.00	$29,120,073.35
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$28,476,978.52
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$28,280,941.19
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,280,941.19
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$28,217,781.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,217,781.19
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$28,172,502.19
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,172,502.19
Regular Principal Payment	$32,326,895.94	$28,172,502.19	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$30,204,264.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,172,502.19
Total					$28,172,502.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,912,116.30	$81.42	$310,782.71	$1.41	$18,222,899.01	$82.83
Class A-2b Notes	$10,260,385.89	$81.42	$71,559.54	$0.57	$10,331,945.43	$81.99
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$28,172,502.19	$26.76	$1,329,913.41	$1.26	$29,502,415.60	$28.02

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$158,697,552.81	0.7213525	$140,785,436.51	0.6399338
Class A-2b Notes	$90,904,843.66	0.7213525	$80,644,457.77	0.6399338
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$753,322,396.47	0.7155826	$725,149,894.28	0.6888215

Pool Information
Weighted Average APR	3.143%	3.133%
Weighted Average Remaining Term	49.10	48.39
Number of Receivables Outstanding	33,460	32,833
Pool Balance	$842,219,190.63	$813,827,937.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$777,535,873.18	$751,626,419.39
Pool Factor	0.7374519	0.7125923

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$62,201,518.32
Targeted Overcollateralization Amount	$92,832,437.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$88,678,043.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$333,679.95
(Recoveries)		17	$86,195.00
Net Loss for Current Collection Period			$247,484.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3526%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1832%
Second Prior Collection Period			0.5445%
Prior Collection Period			0.4156%
Current Collection Period			0.3587%
Four Month Average (Current and Prior Three Collection Periods)			0.3755%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		602	$2,373,186.63
(Cumulative Recoveries)			$195,866.39
Cumulative Net Loss for All Collection Periods			$2,177,320.24
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1906%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,942.17
Average Net Loss for Receivables that have experienced a Realized Loss			$3,616.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.73%	214	$5,963,057.40
61-90 Days Delinquent	0.10%	33	$845,218.27
91-120 Days Delinquent	0.04%	8	$358,027.75
Over 120 Days Delinquent	0.03%	10	$272,916.04
Total Delinquent Receivables	0.91%	265	$7,439,219.46

Repossession Inventory:
Repossessed in the Current Collection Period		10	$315,625.39
Total Repossessed Inventory		30	$896,234.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1644%
Prior Collection Period			0.1106%
Current Collection Period			0.1553%
Three Month Average			0.1435%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1814%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer